Condensed Consolidated Statements of Members' and Stockholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total USD ($)	Accumulated Earnings (Deficit) [Member] USD ($)	Additional Paid-in Capital [Member] USD ($)	Noncontrolling Interest [Member] USD ($)	Class A Units [Member]	Class B Units [Member]	Class M Units [Member]	Class A Common Stock [Member]	Class A Common Stock [Member] Common Stock [Member] USD ($)	Class B Common Stock [Member]	Class B Common Stock [Member] Common Stock [Member] USD ($)	Malibu Boat LLC [Member] USD ($)	Malibu Boat LLC [Member] Accumulated Earnings (Deficit) [Member] USD ($)	Malibu Boat LLC [Member] Class A Units [Member] Member Units [Member] USD ($)	Malibu Boat LLC [Member] Class B Units [Member] Member Units [Member] USD ($)	Malibu Boat LLC [Member] Class M Units [Member] Member Units [Member] USD ($)	Malibu Boat LLC [Member] LLC Units [Member] Member Units [Member] USD ($)
Beginning member amount at Jun. 30, 2010												$ 14,892	$ (22,634)	$ 37,000	$ 526
Beginning member units at Jun. 30, 2010														37,000,000	3,885,000
Increase (Decrease) in Stockholders' Equity
Net income	(543)											(543)	(543)
Stock based compensation												118				118
Membership units vested							469,000									469,000
Ending member amount at Jun. 30, 2011												14,467	(23,177)	37,000	526	118
Ending member units at Jun. 30, 2011														37,000,000	3,885,000	469,000
Increase (Decrease) in Stockholders' Equity
Net income	11,106											11,106	11,106
Stock based compensation												132				132
Membership units vested							915,000									559,000
Repurchase of vested membership units												(260)		(223)		(37)
Repurchase of vested membership units (In Shares)														(258,000)		(113,000)
Ending member amount at Jun. 30, 2012	25,445											25,445	(12,071)	36,777	526	213
Ending member units at Jun. 30, 2012					36,742,000	3,885,000	915,000							36,742,000	3,885,000	915,000
Increase (Decrease) in Stockholders' Equity
Net income	17,984											17,984	17,984
Stock based compensation	127											127				127
Membership units vested							1,421,000									506,000
Distributions to members	(23,542)											(23,542)		(19,799)	(2,943)	(800)
Stockholders' Equity at Jun. 30, 2013	20,014
Ending member amount at Jun. 30, 2013	20,014											20,014	5,913	16,978	(2,417)	(460)
Common stock (in shares) at Jun. 30, 2013								0		0
Ending member units at Jun. 30, 2013					36,742,000	3,885,000	1,421,000							36,742,000	3,885,000	1,421,000
Increase (Decrease) in Stockholders' Equity
Issuance of common stock	47,766		47,732						34
Issuance of common stock (shares)									3,412
Net income	10,448												10,448
Stock based compensation	76															76
Membership units vested																304,000
Distributions to members	(64,627)													(55,172)	(6,474)	(2,981)
Exchange of LLC Units held by selling shareholders for Class A Common Stock upon merger of entities in Recapitalization	(47,766)		(47,766)
Conversion of previous classes of units into LLC units as part of the Recapitalization	0													38,194	8,891	3,365	(50,450)
Conversion of previous classes of units into LLC units as part of the Recapitalization (units)														(36,742,000)	(3,885,000)	(1,725,000)	11,374,000
Ending member units at Feb. 05, 2014	11,054,830
Increase (Decrease) in Stockholders' Equity
Allocation of non-controlling interest in LLC			(52,433)	18,344									(16,361)				50,450
Allocation of non-controlling interest in LLC (shares)																	(11,374,000)
Issuance of common stock	99,512		99,436						76
Issuance of common stock (shares)									7,643	34	34
Purchase of LLC Units from existing owners of LLC	(29,762)		(29,762)
Increase in payable pursuant to the tax receivable agreement	(13,636)		(13,636)
Increase in deferred tax asset from step-up in tax basis	18,634		18,634
Capitalized offering costs	(1,550)		(1,550)
Stock based compensation	2,065		2,065
Net income	(1,036)	(370)		(666)
Stockholders' Equity at Mar. 31, 2014	$ 40,138	$ (370)	$ 22,720	$ 17,678					$ 110		$ 0
Common stock (in shares) at Mar. 31, 2014								11,054,830	11,055	34	34
Ending member units at Mar. 31, 2014					0	0	0